Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Salvage value percentage	0.00%
Contract revenue rate	40.00%
Lease term	12 months
OSL Group [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit (in Dollars)	$ 1,000,000
Customer Concentration Risk [Member] | Customer [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer Two [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		96.30%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	30.60%	30.60%